Debt (Total LTD) (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Nov. 01, 2019	Feb. 08, 2019	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Nov. 07, 2018	Jul. 31, 2018	Feb. 06, 2018
Debt Instrument [Line Items]
Commercial paper	$ 1,277	$ 983			$ 1,175	$ 862
Finance lease liabilities and other	138
Finance lease liabilities and other					29
Total debt, gross	14,746				13,515
Net unamortized discount and debt issuance costs	(950)				(946)
Total debt	13,796				12,569
Less: Current portion of long-term debt	1,930				1,184
Total long-term debt	11,866				11,385
LTD other disclosures
Equipment loans	4
Accounts receivable securitization [Member]
Debt Instrument [Line Items]
Total debt, gross	200				0
Notes and debentures [Member]
Debt Instrument [Line Items]
Total debt, gross	$ 13,131				12,311
Canadian National series, 2.40% 2-year notes [Member]
Debt Instrument [Line Items]
Interest rate	2.40%	2.40%							2.40%
Term of Issuance	2 years
Maturity	Feb. 03, 2020
Total debt, gross	$ 390	$ 300			409	300
Canadian National series, 2.75% 7-year notes [Member]
Debt Instrument [Line Items]
Interest rate	2.75%	2.75%
Term of Issuance	7 years
Maturity	Feb. 18, 2021
Total debt, gross	$ 250				250
Canadian National series, 2.85% 10-year notes [Member]
Debt Instrument [Line Items]
Interest rate	2.85%	2.85%
Term of Issuance	10 years
Maturity	Dec. 15, 2021
Total debt, gross	$ 520	$ 400			546	400
Canadian National series, 2.25% 10-year notes [Member]
Debt Instrument [Line Items]
Interest rate	2.25%	2.25%
Term of Issuance	10 years
Maturity	Nov. 15, 2022
Total debt, gross	$ 325	$ 250			341	250
Canadian National series, 7.63% 30-year debentures [Member]
Debt Instrument [Line Items]
Interest rate	7.63%	7.63%
Term of Issuance	30 years
Maturity	May 15, 2023
Total debt, gross	$ 195	$ 150			205	150
Canadian National series, 2.95% 10-year notes [Member]
Debt Instrument [Line Items]
Interest rate	2.95%	2.95%
Term of Issuance	10 years
Maturity	Nov. 21, 2024
Total debt, gross	$ 455	$ 350			477	350
Canadian National series, 2.80% 10-year notes [Member]
Debt Instrument [Line Items]
Interest rate	2.80%	2.80%
Term of Issuance	10 years
Maturity	Sep. 22, 2025
Total debt, gross	$ 350				350
Canadian National series, 2.75% 10-year notes [Member]
Debt Instrument [Line Items]
Interest rate	2.75%	2.75%
Term of Issuance	10 years
Maturity	Mar. 01, 2026
Total debt, gross	$ 649	$ 500			682	500
Canadian National series, 6.90% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate	6.90%	6.90%
Term of Issuance	30 years
Maturity	Jul. 15, 2028
Total debt, gross	$ 617	$ 475			648	475
Canadian National series, 3.20% 10-year notes [Member]
Debt Instrument [Line Items]
Interest rate	3.20%	3.20%						3.20%
Term of Issuance	10 years
Maturity	Jul. 31, 2028
Total debt, gross	$ 350				350
Canadian National series, 3.00% 10-year notes [Member]
Debt Instrument [Line Items]
Interest rate	3.00%	3.00%		3.00%
Term of Issuance	10 years
Maturity	Feb. 08, 2029
Total debt, gross	$ 350				0
Canadian National series, 7.38% 30-year debentures [Member]
Debt Instrument [Line Items]
Interest rate	7.38%	7.38%
Term of Issuance	30 years
Maturity	Oct. 15, 2031
Total debt, gross	$ 260	$ 200			273	200
Canadian National series, 6.25% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate	6.25%	6.25%
Term of Issuance	30 years
Maturity	Aug. 01, 2034
Total debt, gross	$ 649	$ 500			682	500
Canadian National series, 6.20% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate	6.20%	6.20%
Term of Issuance	30 years
Maturity	Jun. 01, 2036
Total debt, gross	$ 585	$ 450			614	450
Canadian National series, 6.71% Puttable Reset Securities PURS [Member]
Debt Instrument [Line Items]
Interest rate	6.71%	6.71%
Maturity	Jul. 15, 2036
Total debt, gross	$ 325	$ 250			341	250
Canadian National series, 6.38% 30-year debentures [Member]
Debt Instrument [Line Items]
Interest rate	6.38%	6.38%
Term of Issuance	30 years
Maturity	Nov. 15, 2037
Total debt, gross	$ 390	$ 300			409	300
Canadian National series, 3.50% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate	3.50%	3.50%
Term of Issuance	30 years
Maturity	Nov. 15, 2042
Total debt, gross	$ 325	$ 250			341	250
Canadian National series, 4.50% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate	4.50%	4.50%
Term of Issuance	30 years
Maturity	Nov. 07, 2043
Total debt, gross	$ 325	$ 250			341	250
Canadian National series, 3.95% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate	3.95%	3.95%
Term of Issuance	30 years
Maturity	Sep. 22, 2045
Total debt, gross	$ 400				400
Canadian National series, 3.20% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate	3.20%	3.20%
Term of Issuance	30 years
Maturity	Aug. 02, 2046
Total debt, gross	$ 844	$ 650			886	650
Canadian National series, 3.60% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate	3.60%	3.60%
Term of Issuance	30 years
Maturity	Aug. 01, 2047
Total debt, gross	$ 500				500
Canadian National series, 3.65% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate	3.65%	3.65%							3.65%
Term of Issuance	30 years
Maturity	Feb. 03, 2048
Total debt, gross	$ 779	$ 600			818	600
Canadian National series, 3.60% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate	3.60%	3.60%						3.60%
Term of Issuance	30 years
Maturity	Jul. 31, 2048
Total debt, gross	$ 450				450
Canadian National series, 4.45% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate	4.45%	4.45%					4.45%
Term of Issuance	30 years
Maturity	Jan. 20, 2049
Total debt, gross	$ 844	$ 650			886	650
Canadian National series, 3.60% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate	3.60%	3.60%		3.60%
Term of Issuance	30 years
Maturity	Feb. 08, 2049
Total debt, gross	$ 450				0
Canadian National series, 3.05% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate	3.05%	3.05%	3.05%
Term of Issuance	30 years
Maturity	Feb. 08, 2050
Total debt, gross	$ 450				0
Canadian National series, 4.00% 50-year notes [Member]
Debt Instrument [Line Items]
Interest rate	4.00%	4.00%
Term of Issuance	50 years
Maturity	Sep. 22, 2065
Total debt, gross	$ 100				100
llinois Central series, 7.70% 100-year debentures [Member]
Debt Instrument [Line Items]
Interest rate	7.70%	7.70%
Term of Issuance	100 years
Maturity	Sep. 15, 2096
Total debt, gross	$ 162	$ 125			170	$ 125
BC Rail series, non-interest bearing 90-year subordinated notes [Member]
Debt Instrument [Line Items]
Term of Issuance	90 years
Maturity	Jul. 14, 2094
Total debt, gross	$ 842				842
Net unamortized discount and debt issuance costs	(830)				(830)
LTD other disclosures
Discounted debt	$ 12				$ 12
Imputed interest rate	5.75%	5.75%			5.75%	5.75%